TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Balances with Related Parties) (Details) $ in Thousands, CAD in Millions			12 Months Ended
		Jan. 17, 2011 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Related party and other loan	[1]			$ 3,251	$ 3,975
Long-term loan and financing leaseback from a related party	[2]			$ 8,472	$ 8,993
Caesarstone Canada Inc [Member]
Related Party Transaction [Line Items]
Long-term loan and financing leaseback from a related party | CAD		CAD 4
Related party transaction, interest rate		0.25%
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Proceeds from financing leaseback			$ 10,900
Related party transaction, interest rate			6.19%

[1]	On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders, CIOT and the Company, on a pro rata basis. The loan bears interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 0.25%. The interest accrued on the loan is payable on a quarterly basis. As of December 31, 2015 the loan was classified to short term related party and other loan balance.
[2]	In September, 2012, a financing leaseback of $10.9 million related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.19% and is subject to adjustment for increases in the Israeli consumer price index.